SHAREHOLDERS' EQUITY (Status of the Company's Share Option Plans) (Details)	6 Months Ended
Jun. 30, 2025 $ / shares shares
Share Options
Outstanding - beginning of year | shares	38,550
Exercised | shares	(9,161)
Cancelled | shares	(1,617)
Outstanding - year end | shares	27,772
Options exercisable at year-end | shares	27,772
Weighted Average Exercise Price
Outstanding - beginning of year | $ / shares	$ 35.45
Exercised | $ / shares	32.99
Cancelled | $ / shares	41.03
Outstanding - year end | $ / shares	35.94
Options exercisable at year-end | $ / shares	$ 35.94